Equity (10Q) (Details 3) - $ / shares shares in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, End of Period [Abstract]
Number of Outstanding Options	85
Outstanding Options, Weighted Average Remaining Contractual Term	4 years 4 months 20 days
Outstanding Options, Weighted Average Exercise Price	$ 28.00		$ 34.125
Exercise Price Range, Number of Exercisable Options	56
Exercisable Options, Weighted Average Exercise Price	$ 50.00
Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	12.50	$ 0
Exercise Price Range, Upper Range Limit	$ 25.00	$ 625.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, End of Period [Abstract]
Number of Outstanding Options	2	58
Outstanding Options, Weighted Average Remaining Contractual Term	6 years 2 months 23 days	4 years 2 months 5 days
Outstanding Options, Weighted Average Exercise Price	$ 25.00	$ 50.00
Exercise Price Range, Number of Exercisable Options	1	46
Exercisable Options, Weighted Average Exercise Price	$ 25.00	$ 62.50
Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	25.00
Exercise Price Range, Upper Range Limit	$ 37.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, End of Period [Abstract]
Number of Outstanding Options	43
Outstanding Options, Weighted Average Remaining Contractual Term	5 years 2 months 16 days
Outstanding Options, Weighted Average Exercise Price	$ 25.00
Exercise Price Range, Number of Exercisable Options	18
Exercisable Options, Weighted Average Exercise Price	$ 25.00
Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	37.50
Exercise Price Range, Upper Range Limit	$ 75.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, End of Period [Abstract]
Number of Outstanding Options	25
Outstanding Options, Weighted Average Remaining Contractual Term	4 years 22 days
Outstanding Options, Weighted Average Exercise Price	$ 62.50
Exercise Price Range, Number of Exercisable Options	22
Exercisable Options, Weighted Average Exercise Price	$ 62.50
Range Four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	75.00
Exercise Price Range, Upper Range Limit	$ 250.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, End of Period [Abstract]
Number of Outstanding Options	15
Outstanding Options, Weighted Average Remaining Contractual Term	2 years 3 months 25 days
Outstanding Options, Weighted Average Exercise Price	$ 87.50
Exercise Price Range, Number of Exercisable Options	15
Exercisable Options, Weighted Average Exercise Price	$ 87.50